STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2020 shares
Sale of units (in shares)	69,000,000
Sale of warrants (in shares)	10,533,333